Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prospectus Date	rr_ProspectusDate	Dec. 27, 2017
Prudential Real Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term real return.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential mutual funds. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 46 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 68 of the Fund's Prospectus and in Rights of Accumulation on page 68 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019 February 29, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing primarily in real assets that may perform well in periods of high inflation. Real return is the rate of return after adjusting for inflation. The Fund invests in real assets through its investments within the following asset classes: commodities; domestic and international real estate; utilities/infrastructure; natural resources; master limited partnerships (MLPs); fixed income instruments; and gold/defensive.

The Fund gains exposure to the real asset classes by investing in varying combinations of other Prudential mutual funds (the Underlying Prudential Funds); the Cayman Subsidiary; and direct investments in securities (such as equity and equity-related securities, including common stock, convertible securities, nonconvertible preferred stock, American Depositary Receipts, warrants and other rights that can be exercised to obtain stock, preferred stocks, exchange-traded funds (ETFs), notes and bonds and certain financial and derivative instruments, including futures). The Fund is non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

The Fund’s asset allocation strategy is determined by Quantitative Management Associates LLC (QMA), one of the Fund’s subadvisers. QMA utilizes a dynamic asset allocation strategy among the real asset classes to seek to provide attractive risk adjusted real return. QMA utilizes a dynamic asset allocation process that makes tactical allocation decisions based on portfolio management judgment which incorporates factors such as current market and economic conditions, risk, and valuation. This analyzes the momentum of asset class prices, their volatility and their correlations to each other and adapts the asset class allocations to reflect the current market environment. Finally, QMA’s portfolio managers overlay their judgment over the analysis to incorporate data and information that they believe may also impact future asset class returns.

QMA may tactically adjust the asset allocation ranges among the real asset classes within the following approximate ranges: commodities (0% to 50%), real estate (0% to 50%), utilities/infrastructure (0% to 40%), natural resources (0% to 40%), fixed income (0% to 60%), MLPs (0% to 20%), and gold/defensive (0% to 40%). Additionally, the Fund’s investments in the Underlying Prudential Funds may range from 0% to 100% of the Fund’s assets. As of October 31, 2017, the Fund’s assets were allocated approximately to each asset class as follows: commodities (15.48%), real estate (24.65%), utilities/infrastructure (13.36%), natural resources (11.30%), fixed income (26.18%), MLPs (5.24%), and gold/defensive (3.79%).

IMPORTANT NOTE: The Fund’s Board of Trustees recently approved QMA to replace CoreCommodity Management LLC (CoreCommodity) as a subadviser to the Fund’s commodity asset class. This change is expected to become effective on or about April 2, 2018.

The following Commodity Asset Class disclosure is effective until on or about April 2, 2018:

Commodity Asset Class. The Fund gains exposure to the commodities asset class through investment of the Fund’s assets directly or in the Cayman Subsidiary. The manager has retained CoreCommodity to serve as subadviser for the commodity asset class. Their strategy (the Founders Blend Strategy) seeks to generate returns over time in excess of the Bloomberg Commodity Index, which is a broadly diversified index composed of future contracts on physical commodities. Techniques that may be utilized by the Founders Blend Strategy include the selection of commodity futures contracts with expiration dates different from the expiration dates of the comparable futures contracts that comprise benchmark indexes and the over-weighting or under-weighting of certain commodity futures contracts relative to their weights in benchmark indexes.

The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Fund may invest up to 25% of the Fund’s total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Cayman Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The Fund and the Cayman Subsidiary will test for compliance with certain investment restrictions and limitations on a consolidated basis. If QMA, as asset allocator, directs more than approximately 25% of the Fund’s total assets to the commodity asset class, then CoreCommodity may invest the Fund’s assets directly. The Fund may obtain exposure to commodity markets by investing directly in commodity-linked structured notes (CLNs), ETFs and exchange traded notes (ETNs) whose returns are linked to commodities or commodity indices within the limits of applicable tax law.

The following Commodity Asset Class disclosure is effective beginning on or about April 2, 2018:

Commodity Asset Class. The Fund gains exposure to the commodities asset class through investment of the Fund’s assets directly or in the Cayman Subsidiary. The manager has retained QMA to serve as subadviser for the commodity asset class. Their strategy seeks to generate returns over a market cycle in excess of the Bloomberg Commodity Index using a systematic, factor-based investment process.

The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Fund may invest up to 25% of the Fund’s total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies (RICs) such as the Fund. The Cayman Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The Fund and the Cayman Subsidiary will test for compliance with certain investment restrictions and limitations on a consolidated basis. If QMA, as asset allocator, directs more than approximately 25% of the Fund’s total assets to the commodity asset class, then QMA may invest the Fund’s assets directly. The Fund may obtain exposure to commodity markets by investing directly in commodity-linked structured notes (CLNs), ETFs and exchange traded notes (ETNs) whose returns are linked to commodities or commodity indices within the limits of applicable tax law.

Segregation of Assets. As an open-end investment company registered with the Securities and Exchange Commission (SEC), the Fund is subject to the federal securities laws, including the Investment Company Act of 1940, as amended (the 1940 Act), the rules thereunder, and various interpretive positions of the SEC and the staff of the SEC. In accordance with these laws, rules and positions, the Fund must set aside unencumbered cash or liquid securities, or engage in other measures, to “cover” open positions with respect to certain kinds of derivative instruments. This practice is often referred to as “asset segregation.” In the case of futures contracts that are not contractually required to cash settle, for example, the Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open, except as described below. With respect to futures contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily mark-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. Futures contracts and forward contracts that settle physically will be treated as cash settled for asset segregation purposes when the Fund has entered into contractual arrangements with third party futures commission merchants or other counterparties or brokers that provide for cash settlement of these obligations.

The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation. The Fund generally will use its unencumbered cash and cash equivalents to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff interpretive positions. The manager and the subadviser will monitor the Fund’s use of derivatives or other investments that require asset segregation and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments.

Real Estate, Utilities/Infrastructure, Natural Resources, MLPs, and Fixed Income Asset Classes. The Fund invests in the shares of the named Underlying Prudential Funds to obtain exposure to the real asset classes as noted: real estate (Prudential US Real Estate Fund, Prudential Global Real Estate Fund, Prudential Select Real Estate Fund and/or Prudential Real Estate Income Fund), utilities/infrastructure (Prudential Jennison Global Infrastructure Fund and/or Prudential Jennison Utility Fund), natural resources (Prudential Jennison Natural Resources Fund), and MLPs (Prudential Jennison MLP Fund). For the fixed income asset class, QMA may select from the following Underlying Prudential Funds to obtain fixed income exposure in addition to the direct investments made in the fixed income asset class, as further described below: Prudential Short-Term Corporate Bond Fund, Prudential Absolute Return Bond Fund, Prudential Short Duration High Yield Income Fund and Prudential Floating Rate Income Fund. Each Underlying Prudential Fund invests primarily in securities or other instruments suggested by such Underlying Prudential Fund’s name. Each Underlying Prudential Fund is managed by PGIM Investments LLC. Each of the Underlying Prudential Funds that may be used in the fixed income asset class is subadvised by PGIM Fixed Income, a business unit of PGIM, Inc. (PGIM). The Prudential US Real Estate Fund, the Prudential Global Real Estate Fund, the Prudential Select Real Estate Fund and the Prudential Real Estate Income Fund are each subadvised by PGIM Real Estate, a business unit of PGIM. The Prudential Jennison Utility Fund, the Prudential Jennison Natural Resources Fund and the Prudential Jennison MLP Fund are each subadvised by Jennison Associates LLC. More detailed information appears in the section entitled “More About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”

The Fund invests in the Class Q shares of the named Underlying Prudential Funds. If any Underlying Prudential Fund does not offer Class Q shares, the Fund will invest in Class Z shares of such Underlying Prudential Fund.

Fixed Income Asset Class. In addition to the Underlying Prudential Funds noted above, the Fund invests directly in inflation-indexed bonds issued by the US Government, its agencies and instrumentalities, consisting principally of US Treasury Inflation-Protected Securities (referred to herein collectively as TIPS). PGIM Fixed Income manages the Fund’s direct assets that are allocated to this asset class, and serves as the subadviser to each of the Underlying Prudential Funds that are investment options for this asset class. For its direct investments, PGIM Fixed Income utilizes a conservative, quantitatively-driven strategy that seeks minimal risk versus the Bloomberg Barclays US Treasury Inflation Protected Index, while attempting to capture excess return through security selection. The asset class may also gain indirect exposure to TIPS through derivative transactions (such as utilizing zero coupon inflation swaps) and may purchase or sell securities on a when-issued or delayed delivery basis. This asset class will invest in bonds with varying maturities. The asset class will directly purchase only those bonds rated at least investment grade (bonds rated Baa and higher by Moody’s Investors Service or BBB and higher by S&P Global Ratings or, if unrated, determined to be of comparable quality by PGIM Fixed Income).

		Gold/Defensive Asset Class. The Fund gains exposure to the gold/defensive asset class through investment of the Fund’s assets directly or in the Cayman Subsidiary. QMA manages the Fund’s assets that are allocated to the gold/defensive asset class. The objective of the gold/defensive asset class is to provide exposure to gold-related securities and other defensive assets. To obtain the desired gold exposure, QMA may invest the Fund’s assets that are allocated to this asset class in a portfolio of relatively large, liquid gold mining stocks, most of which are included in the NYSE Arca Gold Miners Index. To reduce the equity exposure associated with these stocks, the gold/defensive asset class may obtain exposure to the Chicago Board Options Exchange Volatility Index (VIX) and cash or cash equivalents. The VIX measures the implied volatility (i.e., estimated future volatility) of the S&P 500 Index options. The Fund may also invest in ETFs, swaps, futures contracts and other derivatives and/or ETNs. QMA also may invest through the Cayman Subsidiary in gold-related derivatives that would otherwise generate non-qualifying income for purposes of the Internal Revenue Code of 1986, as amended (the Code) (e.g., gold futures).
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Set forth below is a description of the principal risks associated with an investment in the Fund either through direct investments or indirectly through the Fund’s investments in the Underlying Prudential Funds.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Asset Allocation Risk. Asset allocation risk is the risk that the Fund’s assets may be allocated to an asset class that underperforms other asset classes. For example, fixed income securities may underperform equities.

Fund of Funds Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying Prudential Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Prudential Funds and their investments. Because the Fund’s allocation among different Underlying Prudential Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Prudential Fund will also expose the Fund to a pro rata portion of the Underlying Prudential Fund’s fees and expenses. In addition, one Underlying Prudential Fund may buy the same securities that another Underlying Prudential Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Affiliated Funds Risk. The Fund’s manager serves as the manager of the Underlying Prudential Funds. It is possible that a conflict of interest among the Fund and the Underlying Prudential Funds could impact the manager and subadvisers. Because the amount of the investment management fees to be retained by the manager and the subadvisers may differ depending upon the Underlying Prudential Funds in which the Fund invests, there is a conflict of interest for the manager and the subadvisers in selecting the Underlying Prudential Funds. In addition, the manager and the subadvisers may have an incentive to take into account the effect on an Underlying Prudential Fund in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Prudential Fund. Although the manager and the subadvisers take steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund. In addition, the subadvisers may invest in Underlying Prudential Funds that have a limited or no performance history.

Asset Class Variation Risk. The Underlying Prudential Funds invest principally in the securities constituting their asset class (i.e., domestic or international real estate, utilities, infrastructure, natural resources, MLPs and various types of fixed-income investments). However, under normal market conditions, an Underlying Prudential Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying Prudential Funds at any given time and the percentage of the Fund’s assets invested in the Underlying Prudential Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from its allocation to that asset class.

Management Risk. Actively managed mutual funds are subject to management risk. The subadvisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities or Underlying Prudential Funds selected by the manager and/or subadvisers may underperform the markets in general, the Fund’s benchmarks and other mutual funds with similar investment objectives.

Deflation Risk. During periods of deflation, prices throughout the economy may decline over time, which may have an adverse effect on the creditworthiness of issuers in whose securities the Fund invests. Additionally, since the Fund makes investments that may perform well in periods of rising inflation, during periods of no inflation or deflation an investment in the Fund may underperform broad market measures and may lose value.

Credit Risk/Counterparty Risk. The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract, to meet its financial obligations will affect the value of the security or derivative. Counterparty risk is especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Interest Rate Risk. Interest rate increases can cause the price of a debt security to decrease. In addition, if a security that the Fund holds is prepaid during a period of falling interest rates, the Fund may have to reinvest the proceeds in lower-yielding investments. Interest rate risk is generally greater in the case of securities with longer durations and in the case of portfolios of securities with longer average durations. The Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Inflation-indexed bonds, such as TIPS, generally decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar durations. In addition, any increase in principal value of an inflation-indexed bond caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Code. Also, to the extent that the Fund invests in inflation-indexed bonds, income distributions are more likely to fluctuate.

Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Commodity Risk. The values of commodities and commodity-linked investments are affected by events that might have less impact on the value of stocks and bonds. Such investments may be speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather, crop or livestock disease, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, US agricultural, fiscal, monetary and exchange control programs, embargoes, tariffs, and international political, economic, military and regulatory developments. These risks may subject the Fund to greater volatility than investments in traditional instruments or securities. In addition, the commodities markets are subject to temporary distortions or other disruptions due to a variety of factors, including participation of speculators, government intervention and regulation, and certain lack of liquidity in the markets.

Real Estate Risk. The Fund’s investment in certain Underlying Prudential Funds will expose the Fund to the performance of the real estate markets. The value of real estate securities in general, and real estate investment trusts (REITs) in particular, is subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Real Estate Investment Trust Risk. The Fund’s investment in certain Underlying Prudential Funds will expose the Fund to the risk of REITs. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code, and to the effect of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT, the Fund and its shareholders could bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses. In addition, REITs may incur significant amounts of leverage.

Utilities/Infrastructure Investment Risk. The Fund’s investments in certain Underlying Prudential Funds will expose the Fund to potential adverse economic, regulatory, political and other changes affecting infrastructure investments, particularly investments in the utilities sector. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects. Issuers in other types of infrastructure-related businesses also are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors.

Natural Resources Investment Risk. The Fund’s investments in certain Underlying Prudential Funds will expose the Fund to the risk of investment in natural resource companies. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which non-US securities are subject may affect domestic companies if they have significant operations or investments in non-US countries. In addition, rising interest rates and general economic conditions may affect the demand for natural resources.

Non-US Securities Risk. The Fund’s investments in securities of non-US issuers or issuers with significant exposure to non-US markets and its investments in Underlying Prudential Funds that have exposure to non-US markets involve additional risk. Non-US countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as non-US markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Emerging Markets Risk. The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

Cayman Subsidiary Risk. By investing in the Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The Cayman Subsidiary is not registered as an investment company under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. The IRS has proposed regulations that if finalized in current form would require the Cayman Subsidiary to distribute its income on an annual basis in order for such income to be considered qualifying RIC income for tax purposes. Changes in the laws of the Cayman Islands, under which the Cayman Subsidiary is incorporated, could result in the inability of the Fund to effect its desired commodity investment strategy.

Commodity-Linked Notes Risk. The Fund may invest in leveraged or unleveraged CLNs to gain exposure to the commodities markets. CLNs are subject to counterparty risk. The value of the CLNs may fluctuate significantly because the values of the investments to which they are linked are volatile. In addition, the terms of a CLN may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. Economic leverage increases the volatility of CLNs and their value may increase or decrease more quickly than the value of the underlying commodity, commodity index or other economic variable.

Non-Diversified Investment Company Risk. The Fund and certain of the Underlying Prudential Funds are “non-diversified,” meaning they can invest more than 5% of their assets in the securities of any one issuer. Funds that are “non-diversified” for purposes of the 1940 Act, such as the Fund and certain of the Underlying Prudential Funds, may invest a greater percentage of their assets in securities of a single issuer. Because the Fund invests in a smaller number of issuers, it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund might be.

Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund and the Underlying Prudential Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund and the Underlying Prudential Funds will depend on the subadvisers’ ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s or an Underlying Prudential Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The US Government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Distribution Risk. The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that a Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Leverage Risk. Certain transactions in which the Fund or an Underlying Prudential Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (NAV) greater than it would be without the use of leverage. This could result in increased volatility of investment returns.

Currency Risk. The Fund’s and the Underlying Prudential Funds' NAVs could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Hedging Risk. The decision as to whether and to what extent the Fund or an Underlying Prudential Fund will engage in hedging transactions to hedge against certain risks, such as market risk and issuer risk, will depend on a number of factors, including prevailing market conditions, the composition of the portfolio of the Fund or the Underlying Prudential Fund, and the availability of suitable transactions. Hedging transactions involve costs and may result in losses. There is no guarantee that any of these hedging instruments would work as anticipated, and in certain cases the Fund or an Underlying Prudential Fund might be better off had it not used a hedging instrument. There can be no assurance that the Fund or the Underlying Prudential Fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful.

Tax Risk. In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. If the Fund were to fail to qualify as a RIC, the Fund could be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to diminished returns.

The Fund has received a private letter ruling from the Internal Revenue Service (the IRS) stating that income derived from the Fund’s investment in the Cayman Subsidiary will constitute qualifying income to the Fund. The Cayman Subsidiary will not be subject to US federal income tax. The Cayman Subsidiary will, however, be considered a controlled foreign corporation, and the Fund will be required to include as income annually amounts earned by the Cayman Subsidiary during that year. The IRS has proposed regulations that if finalized in current form would require the Cayman Subsidiary to distribute its net profit to the Fund on an annual basis in order for such income to be considered qualifying RIC income for tax purposes. Furthermore, the Fund will be subject to the distribution requirement applicable to open-end investment companies on such Cayman Subsidiary income, whether or not the Cayman Subsidiary makes a distribution to the Fund during the taxable year.

One of the Underlying Prudential Funds, the Prudential Jennison MLP Fund, is taxed as a regular corporation, or “C” corporation, for federal income tax purposes. This means that the Prudential Jennison MLP Fund is generally subject to US federal income tax on its taxable income at the rates applicable to corporations and also subject to state and local income taxes. This is a relatively new strategy for mutual funds and may have unexpected and potentially significant consequences for shareholders, including the Fund.

Multi-Manager Risk. While the manager monitors the investments of each subadviser and monitors the overall management of the Fund, each subadviser makes investment decisions for the asset classes it manages independently from one another. It is possible that the investment styles used by a subadviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund.

Commodity Regulatory Risk. The Fund is deemed a “commodity pool” and the manager is considered a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act. The manager, directly or through its affiliates, is therefore subject to dual regulation by the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”). The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

Energy Sector Risk. The Fund’s investments in certain Underlying Prudential Funds will expose the Fund to the risks of adverse economic, environmental, business, regulatory or other occurrences affecting the energy sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Master Limited Partnerships Risk. The Fund’s investments in certain Underlying Prudential Funds will expose the Fund to the risks of MLPs. An MLP is an investment that combines the tax benefits of a limited partnership with the liquidity of publicly-traded securities. The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. Investments by the Fund in certain Underlying Prudential Funds that invest in MLPs may also subject the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, through its investment in certain Underlying Prudential Funds, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in certain Underlying Prudential Funds.

Bond Obligations Risk. As with credit risk, market risk and interest rate risk, the Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Risks of Small and Medium Sized Companies. Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and mid-cap companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed investments in lower-yielding investments. In addition to interest rate risk, investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk.

US Government and Agency Securities Risk. US Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all US Government securities are insured or guaranteed by the full faith and credit of the US Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, Connecticut Avenue Securities issued by Fannie Mae and Structured Agency Credit Risk issued by Freddie Mac carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund or an Underlying Prudential Fund. The maximum potential liability of the issuers of some US Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the US Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of US Government securities may be affected by changes in the credit rating of the US Government.

Junk Bonds Risk. High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

		Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Investment Company Risk. The Fund and certain of the Underlying Prudential Funds are “non-diversified,” meaning they can invest more than 5% of their assets in the securities of any one issuer. Funds that are “non-diversified” for purposes of the 1940 Act, such as the Fund and certain of the Underlying Prudential Funds, may invest a greater percentage of their assets in securities of a single issuer. Because the Fund invests in a smaller number of issuers, it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund might be.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund's share classes and also compares the Fund's performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.

		The performance for periods prior to January 6, 2014 shown below does not reflect the implementation of certain investment strategies for the Fund, which became effective on or about that date.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table shows the average annual returns of each of the Fund's share classes and also compares the Fund's performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund's performance is compared to a custom Lipper Universe of real assets funds, although Lipper classifies the Fund in its Flexible Portfolio Funds performance universe. The Fund is compared to a custom Lipper Universe of real assets funds because the Fund’s investment manager believes that these funds provide a more appropriate basis for Fund performance comparisons.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pgiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class Z Shares)[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
6.74%	2nd Quarter 2014	-6.81%	2nd Quarter 2013

Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	Prior to this year, the annual returns bar chart displayed returns for the Fund's Class A shares. The Fund now shows annual returns for Class Z shares in light of the relative growth of assets in this share class.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (including sales charges) (as of 12-31-16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Prudential Real Assets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.78%	[1]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.19%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.29%	[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 674
3 Years	rr_ExpenseExampleYear03	1,116
5 Years	rr_ExpenseExampleYear05	1,582
10 Years	rr_ExpenseExampleYear10	2,868
1 Year	rr_ExpenseExampleNoRedemptionYear01	674
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,116
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,582
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,868
One Year	rr_AverageAnnualReturnYear01	(0.01%)
Five Years	rr_AverageAnnualReturnYear05	(0.04%)
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2010
Prudential Real Assets Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	3.16%	[1]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	5.27%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.07%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.20%	[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 723
3 Years	rr_ExpenseExampleYear03	1,309
5 Years	rr_ExpenseExampleYear05	2,216
10 Years	rr_ExpenseExampleYear10	3,933
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,009
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,116
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,933
One Year	rr_AverageAnnualReturnYear01	(0.04%)
Five Years	rr_AverageAnnualReturnYear05	0.17%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2010
Prudential Real Assets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.93%	[1]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.04%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.03%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.01%	[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 304
3 Years	rr_ExpenseExampleYear03	843
5 Years	rr_ExpenseExampleYear05	1,506
10 Years	rr_ExpenseExampleYear10	3,283
1 Year	rr_ExpenseExampleNoRedemptionYear01	204
3 Years	rr_ExpenseExampleNoRedemptionYear03	843
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,506
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,283
One Year	rr_AverageAnnualReturnYear01	4.07%
Five Years	rr_AverageAnnualReturnYear05	0.36%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2010
Prudential Real Assets Fund | Class Q
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.43%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.85%	[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	395
5 Years	rr_ExpenseExampleYear05	726
10 Years	rr_ExpenseExampleYear10	1,663
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	395
5 Years	rr_ExpenseExampleNoRedemptionYear05	726
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,663
One Year	rr_AverageAnnualReturnYear01	6.12%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(2.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 23, 2015
Prudential Real Assets Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.52%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.94%	[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	423
5 Years	rr_ExpenseExampleYear05	774
10 Years	rr_ExpenseExampleYear10	1,763
1 Year	rr_ExpenseExampleNoRedemptionYear01	96
3 Years	rr_ExpenseExampleNoRedemptionYear03	423
5 Years	rr_ExpenseExampleNoRedemptionYear05	774
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,763
2011	rr_AnnualReturn2011	0.19%	[6]
2012	rr_AnnualReturn2012	7.52%	[6]
2013	rr_AnnualReturn2013	(1.58%)	[6]
2014	rr_AnnualReturn2014	5.04%	[6]
2015	rr_AnnualReturn2015	(9.24%)	[6]
2016	rr_AnnualReturn2016	6.03%	[6]
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Class Z shares from January 1, 2017 to September 30, 2017
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.81%)
One Year	rr_AverageAnnualReturnYear01	6.03%
Five Years	rr_AverageAnnualReturnYear05	1.36%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2010
Prudential Real Assets Fund | Return After Taxes on Distributions | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.53%
Five Years	rr_AverageAnnualReturnYear05	0.65%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2010
Prudential Real Assets Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.54%
Five Years	rr_AverageAnnualReturnYear05	0.92%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2010
Prudential Real Assets Fund | Customized Blend Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.69%
Five Years	rr_AverageAnnualReturnYear05	0.45%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential Real Assets Fund | Bloomberg Barclays US TIPS Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.68%
Five Years	rr_AverageAnnualReturnYear05	0.89%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential Real Assets Fund | Lipper Flexible Portfolio Funds Average (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.00%	[7]
Five Years	rr_AverageAnnualReturnYear05	5.68%	[7]
Ten Years	rr_AverageAnnualReturnYear10		[7]
Since Inception	rr_AverageAnnualReturnSinceInception		[7]
Prudential Real Assets Fund | Lipper Customized Average (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.48%	[7]
Five Years	rr_AverageAnnualReturnYear05	0.34%	[7]
Ten Years	rr_AverageAnnualReturnYear10		[7]
Since Inception	rr_AverageAnnualReturnSinceInception		[7]

[1]	Includes management fees of 0.60% of the average daily net assets of Prudential Real Assets Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands subsidiary (the Cayman Subsidiary) (0.11% of the average daily net assets of the Fund, including the Cayman Subsidiary). Other expenses are based on estimates.
[2]	Includes tax expense, if any, related to the underlying Prudential Jennison MLP Fund.
[3]	PGIM Investments LLC (PGIM Investments) has contractually agreed through February 28, 2019 to limit net annual operating expenses and acquired fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including acquired fund dividend and interest expense on short sales), brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses (including acquired fund taxes), transfer agency expenses (including sub-transfer agency and networking fees), and extraordinary expenses) of each class of shares to 0.85% of the Fund’s average daily net assets. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to February 28, 2019 without the prior approval of the Fund’s Board of Trustees. Separately, PGIM Investments has contractually agreed, through February 29, 2020 to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 2.20% of average daily net assets for Class B shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses) extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This expense limitation may not be terminated prior to February 29, 2020 without the prior approval of the Fund’s Board of Trustees. Separately, PGIM Investments has contractually agreed to waive any management fees it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary.
[4]	The distributor of the Fund has contractually agreed until February 28, 2019 to reduce its distribution and service (12b-1) fees applicable to Class A shares to 0.25% of the average daily net assets of Class A shares. This waiver may not be terminated prior to February 28, 2019 without the prior approval of the Fund’s Board of Trustees.
[5]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.
[6]	Prior to this year, the annual returns bar chart displayed returns for the Fund’s Class A shares. The Fund now shows annual returns for Class Z shares in light of the relative growth of assets in this share class. Without the contractual expense limitation, the annual returns would have been lower. The total return for Class Z shares from January 1, 2017 to September 30, 2017 was 2.61%.
[7]	The Fund's performance is compared to a custom Lipper Universe of real assets funds, although Lipper classifies the Fund in its Flexible Portfolio Funds performance universe. The Fund is compared to a custom Lipper Universe of real assets funds because the Fund’s investment manager believes that these funds provide a more appropriate basis for Fund performance comparisons.